Related Parties - Director And Other Key Management Personnel (Details) R in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) R / shares	Dec. 31, 2019 ZAR (R) R / shares	Dec. 31, 2018 USD ($) R / shares	Dec. 31, 2017 USD ($) R / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation | $	$ 2,072,500		$ 2,053,000	$ 1,748,000
Convenience conversation average exchange rate | R / shares	14.445	14.445	13.247	13.301
Executive Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 11,365,000	R 164,175	$ 11,117,000	$ 2,190,000
Total cash equivalent received reconciliation	9,355,000	135,135	2,486,000	1,515,000
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Key management personnel compensation	6,268,000	90,544	7,570,000	0
Total cash equivalent received reconciliation	6,298,000	90,972	550,000	0
KC Ramon
Disclosure of transactions between related parties [line items]
Key management personnel compensation	5,097,000	73,631	3,547,000	2,190,000
Total cash equivalent received reconciliation	3,057,000	44,163	1,936,000	1,515,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Key management personnel compensation	25,934,000	374,615	20,855,000	11,916,000
Total cash equivalent received reconciliation	21,113,000	304,970	9,818,000	9,058,000
SD Bailey
Disclosure of transactions between related parties [line items]
Key management personnel compensation	2,190,000	31,640	0	0
Total cash equivalent received reconciliation	1,041,000	15,038	0	0
CE Carter
Disclosure of transactions between related parties [line items]
Key management personnel compensation	733,000	10,592	3,719,000	2,322,000
Total cash equivalent received reconciliation	3,431,000	49,558	1,967,000	1,907,000
PD Chenard
Disclosure of transactions between related parties [line items]
Key management personnel compensation	3,292,000	47,550	0	0
Total cash equivalent received reconciliation	900,000	12,997	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Key management personnel compensation	4,742,000	68,492	3,286,000	2,096,000
Total cash equivalent received reconciliation	2,536,000	36,636	1,751,000	1,758,000
L Eybers
Disclosure of transactions between related parties [line items]
Key management personnel compensation	4,659,000	67,296	2,511,000	1,680,000
Total cash equivalent received reconciliation	2,082,000	30,072	1,233,000	1,101,000
DC Noko
Disclosure of transactions between related parties [line items]
Key management personnel compensation	174,000	2,509	2,846,000	1,642,000
Total cash equivalent received reconciliation	2,602,000	37,582	1,436,000	1,381,000
S Ntuli
Disclosure of transactions between related parties [line items]
Key management personnel compensation	2,565,000	37,055	0	0
Total cash equivalent received reconciliation	1,160,000	16,759	0	0
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	3,868,000	55,874	2,833,000	1,637,000
Total cash equivalent received reconciliation	2,425,000	35,023	1,399,000	1,350,000
CB Sheppard
Disclosure of transactions between related parties [line items]
Key management personnel compensation	197,000	2,846	2,961,000	1,413,000
Total cash equivalent received reconciliation	2,687,000	38,815	1,146,000	887,000
TR Sibisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	3,514,000	50,761	2,699,000	1,126,000
Total cash equivalent received reconciliation	$ 2,249,000	32,490	$ 886,000	$ 674,000
Deferred share plan, unvested | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(90,977)
Deferred share plan, unvested | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(61,842)
Deferred share plan, unvested | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(29,135)
Deferred share plan, unvested | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(148,078)
Deferred share plan, unvested | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(18,087)
Deferred share plan, unvested | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred share plan, unvested | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(18,362)
Deferred share plan, unvested | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,329)
Deferred share plan, unvested | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,054)
Deferred share plan, unvested | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred share plan, unvested | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(21,041)
Deferred share plan, unvested | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,567)
Deferred share plan, unvested | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred share plan, unvested | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,638)
Co-investment Plan (CIP), unvested | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,064)
Co-investment Plan (CIP), unvested | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP), unvested | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,064)
Co-investment Plan (CIP), unvested | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(124,827)
Co-investment Plan (CIP), unvested | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(5,917)
Co-investment Plan (CIP), unvested | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP), unvested | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP), unvested | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,064)
Co-investment Plan (CIP), unvested | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(29,160)
Co-investment Plan (CIP), unvested | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP), unvested | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(7,526)
Co-investment Plan (CIP), unvested | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(26,447)
Co-investment Plan (CIP), unvested | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP), unvested | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(22,713)
Share Sign On Incentive, unvested | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(16,191)
Share Sign On Incentive, unvested | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(16,191)
Share Sign On Incentive, unvested | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive, unvested | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 0
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R (90,977)
Settlement fair value		15,497
Deferred Share Plan (DSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(61,842)
Settlement fair value		7,119
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(29,135)
Settlement fair value		8,378
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(148,078)
Settlement fair value		51,870
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(18,087)
Settlement fair value		2,613
Deferred Share Plan (DSP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Settlement fair value		8,778
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(18,362)
Settlement fair value		0
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,329)
Settlement fair value		7,113
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,054)
Settlement fair value		6,701
Deferred Share Plan (DSP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Settlement fair value		5,851
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(21,041)
Settlement fair value		3,269
Deferred Share Plan (DSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,567)
Settlement fair value		5,864
Deferred Share Plan (DSP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Settlement fair value		6,186
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,638)
Settlement fair value		5,495
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value		21,504
Market movement since grant date		2,849
Vesting fair value		24,353
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value		21,504
Market movement since grant date		2,849
Vesting fair value		24,353
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		148,283
Market movement since grant date		19,300
Vesting fair value		167,581
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value		4,066
Market movement since grant date		724
Vesting fair value		4,789
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | CE Carter
Disclosure of transactions between related parties [line items]
Grant fair value		26,276
Market movement since grant date		3,913
Vesting fair value		30,188
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value		19,622
Market movement since grant date		(198)
Vesting fair value		19,424
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value		7,463
Market movement since grant date		2,825
Vesting fair value		10,289
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | DC Noko
Disclosure of transactions between related parties [line items]
Grant fair value		24,906
Market movement since grant date		4,316
Vesting fair value		29,222
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value		3,956
Market movement since grant date		1,046
Vesting fair value		5,002
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Grant fair value		18,839
Market movement since grant date		1,460
Vesting fair value		20,299
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | CB Sheppard
Disclosure of transactions between related parties [line items]
Grant fair value		25,446
Market movement since grant date		4,338
Vesting fair value		29,783
Bonus Share Plan, Co-Investment Plan, And Long Term Incentive Plan | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value		17,709
Market movement since grant date		876
Vesting fair value		18,585
Share Sign On Incentive, Cash Settled | Executive Directors
Disclosure of transactions between related parties [line items]
Settlement fair value		16,606
Grant fair value		17,616
Currency movement since grant date		(1,010)
Share Sign On Incentive, Cash Settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Settlement fair value		16,606
Grant fair value		17,616
Currency movement since grant date		(1,010)
Share Sign On Incentive, Cash Settled | KC Ramon
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | SD Bailey
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | CE Carter
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(6,330)
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		R 0
Percentage payable upfront	50.00%	50.00%
Share Sign On Incentive, Cash Settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Settlement fair value		R 0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | L Eybers
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | DC Noko
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | S Ntuli
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | CB Sheppard
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Cash Settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Settlement fair value		0
Grant fair value		0
Currency movement since grant date		0
Share Sign On Incentive, Share Settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value		20,188
Market movement since grant date		18,357
Vesting fair value		38,545
Share Sign On Incentive, Share Settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Grant fair value		20,188
Market movement since grant date		18,357
Vesting fair value		38,545
Share Sign On Incentive, Share Settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | CE Carter
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(13,030)
Grant fair value		0
Market movement since grant date		0
Vesting fair value		R 0
Vesting period	2 years	2 years
Share Sign On Incentive, Share Settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value		R 0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | DC Noko
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | CB Sheppard
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Share Sign On Incentive, Share Settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		R 0
Co-investment Plan (CIP)
Disclosure of transactions between related parties [line items]
Performance period	3 years	3 years
Co-investment Plan (CIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R (33,064)
Co-investment Plan (CIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,064)
Co-investment Plan (CIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(124,827)
Co-investment Plan (CIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(5,917)
Co-investment Plan (CIP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,064)
Co-investment Plan (CIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(29,160)
Co-investment Plan (CIP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(7,526)
Co-investment Plan (CIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(26,447)
Co-investment Plan (CIP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Co-investment Plan (CIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(22,713)
Share Sign On Incentive | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,356)
Share Sign On Incentive | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | CE Carter
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,356)
Share Sign On Incentive | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | DC Noko
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Share Sign On Incentive | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		R 0